Income Taxes (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Change in valuation allowances				$ 373.4
Net operating losses from deductions of stock based compensation excluded from recorded deferred tax assets				141.7
Deferred tax liability, temporary difference				11,100.0
Unrecognized tax benefits - favorable impact on effective income tax rate if ultimately recognized, net of valuation allowances				332.9
Reasonably possible resolution of ongoing income tax examinations, reduction to unrecognized tax benefits, upper bound				230.0
Accrued interest and penalties on tax related items				51.7
Virgin Media [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Amount on which future tax deductions can be claimed				$ 21,600.0	$ 22,200.0
Maximum percent of capital allowances claimed allowance				18.00%
Continuing operations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Change in valuation allowances related to net tax expense				$ (361.2)
Benefit (expense) from release (accrual) of interest and penalties				$ (10.9)	$ (14.0)	$ (7.7)
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate	23.00%		21.00%
Domestic Tax Authority [Member] | Scenario, Forecast [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate		20.00%
Foreign Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rate				35.00%